Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 10, 2020
Entity Registrant Name	dei_EntityRegistrantName	Exchange Listed Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547950
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 10, 2020
Document Effective Date	dei_DocumentEffectiveDate	Feb. 10, 2020
Prospectus Date	rr_ProspectusDate	Feb. 10, 2020
Armor US Equity Index ETF | Armor US Equity Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARMR
Armor International Equity Index ETF | Armor International Equity Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARMI
Armor Emerging Markets Equity Index ETF | Armor Emerging Markets Equity Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AREE